Significant Events in the Reportimg Period (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of non-adjusting events after reporting period [text block] [Abstract]
Schedule of assets acquired and liabilities
U.S Dollars in thousands

Inventories	$184
Intangible assets (1)	1,378
Property, plant and equipment, net	82
Total acquired assets	1,644
Assumed liabilities	(240)
Net identifiable assets	$1,404